Significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
Land improvements
Property, plant and equipment
Estimated useful life	20 years
Buildings | Minimum
Property, plant and equipment
Estimated useful life	7 years
Buildings | Maximum
Property, plant and equipment
Estimated useful life	45 years
Test and other equipment | Minimum
Property, plant and equipment
Estimated useful life	2 years
Test and other equipment | Maximum
Property, plant and equipment
Estimated useful life	12 years
Vehicles | Minimum
Property, plant and equipment
Estimated useful life	5 years
Vehicles | Maximum
Property, plant and equipment
Estimated useful life	6 years
Thermal vacuum chambers | Minimum
Property, plant and equipment
Estimated useful life	21 years
Thermal vacuum chambers | Maximum
Property, plant and equipment
Estimated useful life	40 years
Satellites | Minimum
Property, plant and equipment
Estimated useful life	2 years
Satellites | Maximum
Property, plant and equipment
Estimated useful life	10 years
Furniture and fixtures | Minimum
Property, plant and equipment
Estimated useful life	2 years
Furniture and fixtures | Maximum
Property, plant and equipment
Estimated useful life	10 years
Computer hardware | Minimum
Property, plant and equipment
Estimated useful life	2 years
Computer hardware | Maximum
Property, plant and equipment
Estimated useful life	13 years